Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of key management personnel compensation expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2023	2022	2021

Fixed compensation	17,445	7,837	8,801
Variable compensation	15,843	60,781	44,362
Total	33,288	68,618	53,163

Summary of transactions between related parties explanatory
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2023	2022	2023	2022	2021

Shareholders with significant influence (i)	—	(3,562,079)	6,104	(160,835)	(60,177)
Securities	—	238,088	17,403	24,770	4,270
Securities purchased under agreements to resell	—	—	5,101	9,370	19,098
Accounts receivable and Loans operations	—	476	424	1,330	744
Securities sold under repurchase agreements	—	(3,800,643)	(16,824)	(196,305)	(84,268)
Borrowings	—	—	—	—	(21)

(i)These transactions are mainly related to Itaúsa S.A. Group. See note 1 (1.4).